Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 4 – Cash and cash equivalents

Cash and cash equivalents consist of the following:

	December 31, 2021	December 31, 2020
Cash on hand	$51,053	$24,545
Cash at bank	5,622,603	2,081,080
Fixed deposits	78,461	-
Cash and cash equivalents	$5,752,117	$2,105,625

On June 11, 2021, the Company deposited $78,461 (RMB 500,000) in a bank at an annual interest rate of 1.95% with a maturity date of June 11, 2022.